Basis of Presentation and Summary of Significant Accounting Policies (Details) - Schedule of Revenue - USD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Revenues
Total revenues	$ 2,948,115	$ 2,859,150
Hardware [Member]
Revenues
Total revenues	1,313,059	799,247
Tax devices and service [Member]
Revenues
Total revenues	859,855	961,054
Software [Member]
Revenues
Total revenues	$ 775,201	$ 1,098,849